Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Net loss	$ (8,211)	$ (17,453)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	37,934	45,902
Stock-based compensation	15,757	11,706
Foreign currency transaction loss (gain)	777	3,450
Deferred income taxes	(1,667)	(3,733)
Share in (profits) losses of associated companies	(495)	11,185
Gain from sale of subsidiaries and unconsolidated entity	(3,578)	(7,932)
Other non-cash items, net	720	2,577
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	2,827	1,681
Inventories	(44,925)	(7,723)
Net investment in sales-type leases	2,450	6,120
Other current assets and prepaid expenses	(6,922)	(2,980)
Other non-current assets	5,377	(1,075)
Accounts payable	(4,793)	(289)
Other current liabilities	(424)	3,330
Deferred revenues	(2,764)	2,504
Other non-current liabilities	172	(2,222)
Net cash provided by (used in) operating activities	(7,765)	45,048
Cash flows from investing activities
Purchase of property and equipment	(16,472)	(18,908)
Investment in unconsolidated entities	(4,500)	(13,015)
Purchase of intangible assets	(1,643)	(1,114)
Proceeds from sale of plant and property	129	4,105
Proceeds from sale of subsidiaries and unconsolidated entity	4,909	8,998
Other investing activities	(679)	(229)
Net cash used in investing activities	(18,256)	(20,163)
Cash flows from financing activities
Repayment of debt	(27,293)	(3,857)
Proceeds from exercise of stock options	5,169	2,379
Acquisition of redeemable non-controlling interests		(1,500)
Net cash used in financing activities	(22,124)	(2,978)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,602	(1,801)
Net change in cash, cash equivalents and restricted cash	(46,543)	20,106
Cash, cash equivalents and restricted cash, beginning of period	393,734	329,359
Cash, cash equivalents and restricted cash, end of period	347,191	349,465
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	201	380
Transfer of inventory to fixed assets	$ 2,304	$ 1,859